Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Number of options
Number of options, Outstanding at beginning of year		6,054,000	5,473,000
Number of options, Granted	2,300,000	2,400,000	1,523,000
Number of options, Exercised			(1,201,000)
Number of options, Forfeited			(152,000)
Transferred			444,000
Number of options, Expired			(33,000)
Number of options, Outstanding at end of year			6,054,000
Number of options, Vested or expected to vest at end of year			5,925,000
Number of options , Exercisable at end of year			3,387,000
Stock options grant weighted-average exercise price
Weighted-average exercise price, Outstanding at beginning of year		$ 61.31	$ 57.37
Weighted-average exercise price, Granted			69.45
Weighted-average exercise price, Exercised			52.42
Weighted-average exercise price, Forfeited			68.15
Transferred			59.57
Weighted-average exercise price, Expired			52.99
Weighted Average Exercise Price Outstanding at end of year			61.31
Weighted Average Exercise Price Vested or expected to vest at end of year			61.12
Weighted Average Exercise Price Exercisable at end of year			$ 55.93
Stock options grant Weighted-average remaining contractual life
Weighted average remaining contractual life, Outstanding at end of year			6 years 6 months
Weighted average remaining contractual life, Vested or expected to vest at end of year			6 years 4 months 24 days
Weighted average remaining contractual life, Exercisable at end of year			4 years 9 months 18 days
Stock options grant aggregate intrinsic value
Aggregate intrinsic value, outstanding, ending balance			$ 72,595
Aggregate intrinsic value,Vested or expected to vest at end of year			72,125
Aggregate intrinsic value, Exercisable at end of year			$ 58,777